PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses paragraphs (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) proceeding	Dec. 31, 2024 BRL (R$) proceeding	May 31, 2023 BRL (R$)
Provisions recognized
Judicial deposits	R$ 19,908,131	R$ 23,374,483
Estimate loss or value involved in the legal proceeding	55,634,320	54,055,659
Civil	19,242,041	21,583,395
Judicial deposits	(16,129)
Nullity of the trade union agreement
Provisions recognized
Historic amount demanded	1,000,000
Civil
Provisions recognized
Judicial deposits	3,775,161	4,967,152
Judicial deposits	(25,730)
Compulsory Loan
Provisions recognized
Provisions (net of reversal)	879,162
Judicial deposits	11,057,868	R$ 13,672,329
Judicial deposits	R$ 0
Number of legal actions filed | proceeding	2,714,000	3,065,000
Declaration of Nullity | Chesf
Provisions recognized
Litigation amount claimed	R$ 350,000
Tax
Provisions recognized
Judicial deposits	784,987	R$ 803,961
Judicial deposits	16,634
Labor
Provisions recognized
Judicial deposits	2,856,188	2,335,419
Judicial deposits	(5,866)
State of Piauí (AXIA Energia)
Provisions recognized
Judicial deposits			R$ 3,590,000
PIS And COFINS Civil Dispute
Provisions recognized
Judicial deposits	R$ 704,589	R$ 717,555